Intangible Assets - Summary by Class of Assets (Detail) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 2,805	$ 2,340
Addition	27	926
Capitalized borrowing costs	1	4
Write-offs	(12)	(15)
Transfers	(246)	(22)
Amortization	(27)	(112)
Impairment recognition	(2)
Cumulative translation adjustment	37	(316)
Ending balance	2,583	2,805
Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	4,344
Ending balance	4,057	4,344
Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,539)
Ending balance	(1,474)	(1,539)
Rights and Concessions [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,330	1,801
Addition	6	841
Write-offs	(8)	(15)
Transfers	(82)	(42)
Amortization	(6)	(14)
Impairment recognition	(1)
Cumulative translation adjustment	22	(241)
Ending balance	2,261	2,330
Rights and Concessions [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	2,549
Ending balance	2,460	2,549
Rights and Concessions [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(219)
Ending balance	(199)	(219)
Software [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	272	321
Addition	21	85
Capitalized borrowing costs	1	4
Write-offs	(4)
Transfers	(48)	6
Amortization	(21)	(98)
Impairment recognition	(1)
Cumulative translation adjustment	16	(46)
Ending balance	$ 236	272
Estimated useful life in years	5 years
Software [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 1,592
Ending balance	1,511	1,592
Software [member] | Accumulated amortization [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	(1,320)
Ending balance	(1,275)	(1,320)
Goodwill [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	203	218
Transfers	(116)	14
Cumulative translation adjustment	(1)	(29)
Ending balance	$ 86	203
Estimated useful life in years, goodwill	Indefinite
Goodwill [member] | Cost [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Beginning balance	$ 203
Ending balance	$ 86	$ 203